UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Missouri Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07616

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Missouri Quality Municipal Income Fund (the “Fund”) to be redeemed:

MuniFund Preferred Shares, Series A, Liquidation Preference $100,000 per share (CUSIP #67060Q 504);

(2)	Date on which the securities are expected to be called or redeemed:

MuniFund Preferred Shares

Series	Date
Series A	On or about March 25, 2026

The Fund may redeem in full the MuniFund Preferred Shares, Series A on an earlier date and/or the redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniFund Preferred Shares selected for redemption are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of MuniFund Preferred Shares and Section 2.3(d) of the Supplement to the Statement Establishing and Fixing the Rights and Preferences of Series A MuniFund Preferred Shares Initially Designating the Variable Rate Mode for the Series A MuniFund Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem up to 170 of its currently outstanding MuniFund Preferred Shares, Series A, selected by lot (as determined by The Depository Trust Company).*

*	The Fund may redeem up to the amount of the MuniFund Preferred Shares, Series A listed above, but may redeem less or none. A notice providing the final amount of the MuniFund Preferred Shares, Series A, if any, to be redeemed by the Fund will be provided to the preferred shareholder(s) in accordance with the Statement Establishing and Fixing the Rights and Preferences of the MuniFund Preferred Shares, Series A of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of March, 2026.

Nuveen MIssouri QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary